DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges

	July 31, 2016		July 31, 2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,942,583	$1,134,929	$3,339,759	$1,304,518
Professional fees for leasing	405,448	269,338	405,448	244,251
Total	$3,348,031	$1,404,267	$3,745,207	$1,548,769

Schedule of estimated aggregate amortization expense
Fiscal Year	Amortization
2017	$276,032
2018	$247,140
2019	$183,253
2020	$158,838
2021	$151,721